Stock Plans, Share-Based Payments and Warrants - Summary of Restricted Stock Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Shares, Granted	2,311,542	510,520
Weighted Average Grant Date Fair Value, Granted	$ 0.36	$ 0.31
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested Beginning Balance	957,336	501,182
Shares, Granted	817,144	1,047,109
Shares, Vested	(975,093)	(590,955)
Shares, Nonvested Ending Balance	799,387	957,336
Weighted Average Grant Date Fair Value, Nonvested Beginning Balance	$ 0.35	$ 0.46
Weighted Average Grant Date Fair Value, Granted	0.50	0.35
Weighted Average Grant Date Fair Value, Vested	0.35	0.46
Weighted Average Grant Date Fair Value, Nonvested Ending Balance	$ 0.50	$ 0.35